Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Banking Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Investor Class
Trading Symbol	RYKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$79	1.43%[2]

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 19.05%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., NU Holdings Limited/Cayman Islands — Class A, and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia S.A. ADR, Pinnacle Financial Partners, Inc., and Prosperity Bancshares, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	19.05%	23.48%	17.92%	8.59%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,151,207
Holdings Count | shares	79
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$11,151,207
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class A
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class A
Trading Symbol	RYBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.64%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 18.92%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., NU Holdings Limited/Cayman Islands — Class A, and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia S.A. ADR, Pinnacle Financial Partners, Inc., and Prosperity Bancshares, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	18.92%	23.19%	17.62%	8.28%
Class A (with sales charge)‡	13.27%	17.33%	16.49%	7.75%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,151,207
Holdings Count | shares	79
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$11,151,207
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class C
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class C
Trading Symbol	RYKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.41%[2]

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 18.48%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., NU Holdings Limited/Cayman Islands — Class A, and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia S.A. ADR, Pinnacle Financial Partners, Inc., and Prosperity Bancshares, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	18.48%	22.25%	16.75%	7.47%
Class C (with CDSC)§	17.48%	21.25%	16.75%	7.47%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,151,207
Holdings Count | shares	79
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$11,151,207
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class H
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class H
Trading Symbol	RYKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.64%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 18.91%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., NU Holdings Limited/Cayman Islands — Class A, and JP Morgan Chase & Co. Those that detracted the most were Grupo Financiero Galicia S.A. ADR, Pinnacle Financial Partners, Inc., and Prosperity Bancshares, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	18.91%	23.19%	17.63%	8.28%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,151,207
Holdings Count | shares	79
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$11,151,207
Total Number of Portfolio Holdings	79
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Capital One Financial Corp.	3.8%
Bank of New York Mellon Corp.	3.1%
PNC Financial Services Group, Inc.	3.1%
U.S. Bancorp	3.0%
NU Holdings Limited/Cayman Islands — Class A	3.0%
Truist Financial Corp.	2.7%
Top 10 Total	35.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Investor Class
Trading Symbol	RYBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$77	1.40%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 20.11%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and construction materials. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Coeur Mining, Inc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Eastman Chemical Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	20.11%	11.53%	12.60%	11.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,103,035
Holdings Count | shares	97
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$26,103,035
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	83%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class A
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class A
Trading Symbol	RYBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$91	1.65%[2]

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 19.97%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and construction materials. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Coeur Mining, Inc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Eastman Chemical Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	19.97%	11.25%	12.32%	11.52%
Class A (with sales charge)‡	14.27%	5.97%	11.23%	10.98%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,103,035
Holdings Count | shares	97
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$26,103,035
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	83%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class C
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class C
Trading Symbol	RYBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.40%[2]

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 19.52%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and construction materials. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Coeur Mining, Inc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Eastman Chemical Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	19.52%	10.43%	11.48%	10.69%
Class C (with CDSC)§	18.52%	9.47%	11.48%	10.69%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,103,035
Holdings Count | shares	97
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$26,103,035
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	83%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class H
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class H
Trading Symbol	RYBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.64%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 19.97%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, steel, and construction materials. Those that detracted the most were specialty chemicals, commodity chemicals, and paper & plastic packaging products & materials. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Coeur Mining, Inc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and Eastman Chemical Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	19.97%	11.25%	12.31%	11.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,103,035
Holdings Count | shares	97
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$26,103,035
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	83%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Linde plc	4.3%
Newmont Corp.	2.9%
CRH plc	2.6%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.1%
Freeport-McMoRan, Inc.	2.0%
Corteva, Inc.	1.9%
Vulcan Materials Co.	1.9%
Martin Marietta Materials, Inc.	1.8%
Top 10 Total	24.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Investor Class
Trading Symbol	RYOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$75	1.40%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 15.00%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, life sciences tools & services, and pharmaceuticals. No industry detracted from performance. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., Insmed, Inc., and Ionis Pharmaceuticals, Inc. Those that detracted the most were Vertex Pharmaceuticals, Inc., Sarepta Therapeutics, Inc., and Regeneron Pharmaceuticals, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	15.00%	4.32%	3.24%	5.37%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 89,999,720
Holdings Count | shares	76
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$89,999,720
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class A
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class A
Trading Symbol	RYBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$89	1.65%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 14.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, life sciences tools & services, and pharmaceuticals. No industry detracted from performance. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., Insmed, Inc., and Ionis Pharmaceuticals, Inc. Those that detracted the most were Vertex Pharmaceuticals, Inc., Sarepta Therapeutics, Inc., and Regeneron Pharmaceuticals, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	14.86%	4.08%	2.99%	5.11%
Class A (with sales charge)‡	9.42%	-0.87%	1.99%	4.60%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 89,999,720
Holdings Count | shares	76
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$89,999,720
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class C
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class C
Trading Symbol	RYCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$129	2.40%[2]

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 14.44%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, life sciences tools & services, and pharmaceuticals. No industry detracted from performance. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., Insmed, Inc., and Ionis Pharmaceuticals, Inc. Those that detracted the most were Vertex Pharmaceuticals, Inc., Sarepta Therapeutics, Inc., and Regeneron Pharmaceuticals, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	14.44%	3.29%	2.22%	4.33%
Class C (with CDSC)§	13.44%	2.44%	2.22%	4.33%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 89,999,720
Holdings Count | shares	76
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$89,999,720
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class H
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class H
Trading Symbol	RYOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$89	1.65%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 14.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, life sciences tools & services, and pharmaceuticals. No industry detracted from performance. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., Insmed, Inc., and Ionis Pharmaceuticals, Inc. Those that detracted the most were Vertex Pharmaceuticals, Inc., Sarepta Therapeutics, Inc., and Regeneron Pharmaceuticals, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	14.86%	4.06%	2.99%	5.11%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 89,999,720
Holdings Count | shares	76
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$89,999,720
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

AbbVie, Inc.	8.8%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.3%
Regeneron Pharmaceuticals, Inc.	3.3%
Corteva, Inc.	2.8%
Insmed, Inc.	2.4%
BeOne Medicines Ltd. ADR	2.0%
AstraZeneca plc ADR	2.0%
Top 10 Total	39.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Investor Class
Trading Symbol	RYCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$69	1.40%[2]

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -4.10%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned -1.27% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, food distributors, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were e.l.f. Beauty, Inc., Estee Lauder Companies Inc.—Class A, and Celsius Holdings, Inc. Those that detracted the most were Kenvue, Inc., Procter & Gamble Co., and BellRing Brands, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-4.10%	-5.94%	4.01%	5.22%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Staples Index	-1.27%	0.51%	8.51%	8.95%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 35,229,490
Holdings Count | shares	69
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$35,229,490
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class A
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class A
Trading Symbol	RYPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$81	1.65%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -4.21%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned -1.27% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, food distributors, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were e.l.f. Beauty, Inc., Estee Lauder Companies Inc.—Class A, and Celsius Holdings, Inc. Those that detracted the most were Kenvue, Inc., Procter & Gamble Co., and BellRing Brands, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.21%	-6.17%	3.75%	4.96%
Class A (with sales charge)‡	-8.76%	-10.64%	2.74%	4.45%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Staples Index	-1.27%	0.51%	8.51%	8.95%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 35,229,490
Holdings Count | shares	69
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$35,229,490
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class C
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class C
Trading Symbol	RYCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$118	2.41%[2]

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -4.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned -1.27% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, food distributors, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were e.l.f. Beauty, Inc., Estee Lauder Companies Inc.—Class A, and Celsius Holdings, Inc. Those that detracted the most were Kenvue, Inc., Procter & Gamble Co., and BellRing Brands, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.56%	-6.87%	2.97%	4.18%
Class C (with CDSC)§	-5.51%	-7.71%	2.97%	4.18%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Staples Index	-1.27%	0.51%	8.51%	8.95%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 35,229,490
Holdings Count | shares	69
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$35,229,490
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class H
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class H
Trading Symbol	RYCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.65%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -4.21%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned -1.27% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, food distributors, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were e.l.f. Beauty, Inc., Estee Lauder Companies Inc.—Class A, and Celsius Holdings, Inc. Those that detracted the most were Kenvue, Inc., Procter & Gamble Co., and BellRing Brands, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	-4.21%	-6.17%	3.75%	4.96%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Staples Index	-1.27%	0.51%	8.51%	8.95%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 35,229,490
Holdings Count | shares	69
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$35,229,490
Total Number of Portfolio Holdings	69
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Procter & Gamble Co.	6.5%
Philip Morris International, Inc.	5.4%
Coca-Cola Co.	5.3%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	3.7%
Mondelez International, Inc. — Class A	3.2%
Colgate-Palmolive Co.	2.7%
Monster Beverage Corp.	2.4%
Kroger Co.	2.2%
Sysco Corp.	2.2%
Top 10 Total	38.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Investor Class
Trading Symbol	RYSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$89	1.39%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 54.99%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., Wolfspeed, Inc., and Power Integrations, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	54.99%	25.47%	23.27%	24.59%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 105,359,406
Holdings Count | shares	63
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$105,359,406
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class A
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class A
Trading Symbol	RYELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$105	1.64%[2]

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 54.80%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., Wolfspeed, Inc., and Power Integrations, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	54.80%	25.16%	22.96%	24.29%
Class A (with sales charge)‡	47.45%	19.22%	21.77%	23.69%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 105,359,406
Holdings Count | shares	63
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$105,359,406
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class C
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class C
Trading Symbol	RYSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$152	2.39%[2]

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 54.22%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., Wolfspeed, Inc., and Power Integrations, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	54.22%	24.23%	22.04%	23.36%
Class C (with CDSC)§	53.22%	23.23%	22.04%	23.36%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 105,359,406
Holdings Count | shares	63
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$105,359,406
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class H
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class H
Trading Symbol	RYSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$105	1.64%[2]

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 54.80%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industries detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Enphase Energy, Inc., Wolfspeed, Inc., and Power Integrations, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	54.80%	25.16%	22.96%	24.27%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 105,359,406
Holdings Count | shares	63
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$105,359,406
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	17.1%
Broadcom, Inc.	9.6%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	3.5%
Applied Materials, Inc.	3.5%
Intel Corp.	3.4%
Lam Research Corp.	3.4%
QUALCOMM, Inc.	3.4%
Texas Instruments, Inc.	3.3%
KLA Corp.	3.2%
Top 10 Total	54.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Investor Class
Trading Symbol	RYEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$72	1.40%[2]

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 4.82%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were coal & consumable fuels, oil & gas refining and marketing, and semiconductors. Those that detracted the most were oil & gas exploration & production, integrated oil & gas, and automotive retail. The holdings that contributed the most to performance were Cameco Corp., SolarEdge Technologies, Inc., and First Solar, Inc. Those that detracted the most were ONEOK, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger N.V.).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	4.82%	5.47%	26.92%	4.15%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,817,623
Holdings Count | shares	85
Investment Company, Portfolio Turnover	440.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$18,817,623
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	440%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class A
Trading Symbol	RYENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$85	1.65%[2]

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 4.69%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were coal & consumable fuels, oil & gas refining and marketing, and semiconductors. Those that detracted the most were oil & gas exploration & production, integrated oil & gas, and automotive retail. The holdings that contributed the most to performance were Cameco Corp., SolarEdge Technologies, Inc., and First Solar, Inc. Those that detracted the most were ONEOK, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger N.V.).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.69%	5.21%	26.61%	3.89%
Class A (with sales charge)‡	-0.28%	0.21%	25.38%	3.39%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,817,623
Holdings Count | shares	85
Investment Company, Portfolio Turnover	440.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$18,817,623
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	440%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class C
Trading Symbol	RYECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.40%[2]

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 4.29%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were coal & consumable fuels, oil & gas refining and marketing, and semiconductors. Those that detracted the most were oil & gas exploration & production, integrated oil & gas, and automotive retail. The holdings that contributed the most to performance were Cameco Corp., SolarEdge Technologies, Inc., and First Solar, Inc. Those that detracted the most were ONEOK, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger N.V.).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.29%	4.43%	25.66%	3.12%
Class C (with CDSC)§	3.29%	3.43%	25.66%	3.12%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,817,623
Holdings Count | shares	85
Investment Company, Portfolio Turnover	440.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$18,817,623
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	440%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class H
Trading Symbol	RYEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.63%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 4.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were coal & consumable fuels, oil & gas refining and marketing, and semiconductors. Those that detracted the most were oil & gas exploration & production, integrated oil & gas, and automotive retail. The holdings that contributed the most to performance were Cameco Corp., SolarEdge Technologies, Inc., and First Solar, Inc. Those that detracted the most were ONEOK, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger N.V.).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	4.71%	5.21%	26.60%	3.87%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,817,623
Holdings Count | shares	85
Investment Company, Portfolio Turnover	440.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$18,817,623
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	440%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Exxon Mobil Corp.	6.8%
Chevron Corp.	5.3%
ConocoPhillips	3.4%
Williams Companies, Inc.	2.8%
Marathon Petroleum Corp.	2.4%
EOG Resources, Inc.	2.3%
Valero Energy Corp.	2.3%
Kinder Morgan, Inc.	2.3%
Phillips 66	2.3%
Baker Hughes Co.	2.2%
Top 10 Total	32.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Investor Class
Trading Symbol	RYVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.40%[2]

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -0.09%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industry that contributed the most to performance was oil & gas drilling. The industry that detracted from performance was oil & gas equipment & services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc.—Class A, Baker Hughes Co., and Weatherford International plc. Those that detracted the most were SLB (formerly Schlumberger N.V.), Patterson-UTI Energy, Inc., and Atlas Energy Solutions, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-0.09%	-9.11%	17.88%	-6.62%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,419,212
Holdings Count | shares	32
Investment Company, Portfolio Turnover	291.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,419,212
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	291%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class A
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class A
Trading Symbol	RYESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.65%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -0.22%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industry that contributed the most to performance was oil & gas drilling. The industry that detracted from performance was oil & gas equipment & services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc.—Class A, Baker Hughes Co., and Weatherford International plc. Those that detracted the most were SLB (formerly Schlumberger N.V.), Patterson-UTI Energy, Inc., and Atlas Energy Solutions, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-0.22%	-9.33%	17.58%	-6.86%
Class A (with sales charge)‡	-4.96%	-13.64%	16.44%	-7.31%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,419,212
Holdings Count | shares	32
Investment Company, Portfolio Turnover	291.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,419,212
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	291%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class C
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class C
Trading Symbol	RYVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.40%[2]

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -0.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industry that contributed the most to performance was oil & gas drilling. The industry that detracted from performance was oil & gas equipment & services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc.—Class A, Baker Hughes Co., and Weatherford International plc. Those that detracted the most were SLB (formerly Schlumberger N.V.), Patterson-UTI Energy, Inc., and Atlas Energy Solutions, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.56%	-10.01%	16.70%	-7.55%
Class C (with CDSC)§	-1.55%	-10.91%	16.70%	-7.55%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,419,212
Holdings Count | shares	32
Investment Company, Portfolio Turnover	291.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,419,212
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	291%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class H
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class H
Trading Symbol	RYVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.65%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -0.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Energy Index, which returned -2.88% for the same period.

What factors materially affected the fund's performance over the last six months?

The industry that contributed the most to performance was oil & gas drilling. The industry that detracted from performance was oil & gas equipment & services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc.—Class A, Baker Hughes Co., and Weatherford International plc. Those that detracted the most were SLB (formerly Schlumberger N.V.), Patterson-UTI Energy, Inc., and Atlas Energy Solutions, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	-0.18%	-9.34%	17.58%	-6.86%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Energy Index	-2.88%	4.43%	29.60%	8.18%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,419,212
Holdings Count | shares	32
Investment Company, Portfolio Turnover	291.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,419,212
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	291%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Baker Hughes Co.	12.6%
Schlumberger N.V.	12.5%
Halliburton Co.	8.2%
TechnipFMC plc	4.2%
Weatherford International plc	4.1%
Archrock, Inc.	3.9%
NOV, Inc.	3.9%
Noble Corporation plc	3.2%
Solaris Energy Infrastructure, Inc. — Class A	3.2%
Cactus, Inc. — Class A	3.1%
Top 10 Total	58.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Investor Class
Trading Symbol	RYFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$76	1.43%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 10.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and asset management & custody banks. Those that detracted the most were insurance brokers, multi-family residential REITs, and multi-sector holdings. The holdings that contributed the most to performance were Robinhood Markets, Inc.—Class A, JPMorgan Chase & Co., and Coinbase Global, Inc.—Class A. Those that detracted the most were Fiserv, Inc., Berkshire Hathaway Inc.—Class B, and Marsh & McLennan Companies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	10.86%	15.66%	16.10%	10.63%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,030,222
Holdings Count | shares	162
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$14,030,222
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class A
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class A
Trading Symbol	RYFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$87	1.65%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 10.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and asset management & custody banks. Those that detracted the most were insurance brokers, multi-family residential REITs, and multi-sector holdings. The holdings that contributed the most to performance were Robinhood Markets, Inc.—Class A, JPMorgan Chase & Co., and Coinbase Global, Inc.—Class A. Those that detracted the most were Fiserv, Inc., Berkshire Hathaway Inc.—Class B, and Marsh & McLennan Companies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	10.71%	15.36%	15.81%	10.36%
Class A (with sales charge)‡	5.44%	9.89%	14.69%	9.82%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,030,222
Holdings Count | shares	162
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$14,030,222
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class C
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class C
Trading Symbol	RYFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$127	2.40%[2]

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 10.30%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and asset management & custody banks. Those that detracted the most were insurance brokers, multi-family residential REITs, and multi-sector holdings. The holdings that contributed the most to performance were Robinhood Markets, Inc.—Class A, JPMorgan Chase & Co., and Coinbase Global, Inc.—Class A. Those that detracted the most were Fiserv, Inc., Berkshire Hathaway Inc.—Class B, and Marsh & McLennan Companies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	10.30%	14.49%	14.94%	9.54%
Class C (with CDSC)§	9.30%	13.49%	14.94%	9.54%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,030,222
Holdings Count | shares	162
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$14,030,222
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class H
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class H
Trading Symbol	RYFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$87	1.65%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 10.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.91% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were investment banking & brokerage, diversified banks, and asset management & custody banks. Those that detracted the most were insurance brokers, multi-family residential REITs, and multi-sector holdings. The holdings that contributed the most to performance were Robinhood Markets, Inc.—Class A, JPMorgan Chase & Co., and Coinbase Global, Inc.—Class A. Those that detracted the most were Fiserv, Inc., Berkshire Hathaway Inc.—Class B, and Marsh & McLennan Companies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	10.71%	15.36%	15.81%	10.36%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Financials Index	8.91%	20.75%	19.70%	13.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,030,222
Holdings Count | shares	162
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$14,030,222
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.5%
Morgan Stanley	1.4%
Citigroup, Inc.	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Class
Trading Symbol	RYHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.40%[2]

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 2.45%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, health care facilities, and health care services. Those that detracted the most were managed health care, health care supplies, and pharmaceuticals. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Insmed Inc. Those that detracted the most were UnitedHealth Group, Inc., Bristol-Myers Squibb Co., and Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	2.45%	-4.46%	5.27%	7.60%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,132,018
Holdings Count | shares	127
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$23,132,018
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class A
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class A
Trading Symbol	RYHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.65%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 2.33%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, health care facilities, and health care services. Those that detracted the most were managed health care, health care supplies, and pharmaceuticals. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Insmed Inc. Those that detracted the most were UnitedHealth Group, Inc., Bristol-Myers Squibb Co., and Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.33%	-4.70%	5.01%	7.32%
Class A (with sales charge)‡	-2.53%	-9.22%	3.99%	6.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,132,018
Holdings Count | shares	127
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$23,132,018
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class C
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class C
Trading Symbol	RYHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.41%[2]

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 1.95%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, health care facilities, and health care services. Those that detracted the most were managed health care, health care supplies, and pharmaceuticals. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Insmed Inc. Those that detracted the most were UnitedHealth Group, Inc., Bristol-Myers Squibb Co., and Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.95%	-5.42%	4.23%	6.53%
Class C (with CDSC)§	0.95%	-6.37%	4.23%	6.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,132,018
Holdings Count | shares	127
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$23,132,018
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class H
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class H
Trading Symbol	RYHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.65%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 2.32%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned -3.69% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, health care facilities, and health care services. Those that detracted the most were managed health care, health care supplies, and pharmaceuticals. The holdings that contributed the most to performance were Alnylam Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Insmed Inc. Those that detracted the most were UnitedHealth Group, Inc., Bristol-Myers Squibb Co., and Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	2.32%	-4.70%	5.02%	7.33%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Health Care Index	-3.69%	-7.95%	7.49%	9.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,132,018
Holdings Count | shares	127
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$23,132,018
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	152%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Eli Lilly & Co.	3.9%
Johnson & Johnson	3.3%
AbbVie, Inc.	3.1%
UnitedHealth Group, Inc.	2.6%
Abbott Laboratories	2.3%
Merck & Company, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.0%
Intuitive Surgical, Inc.	1.9%
Amgen, Inc.	1.9%
Pfizer, Inc.	1.8%
Top 10 Total	25.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Investor Class
Trading Symbol	RYIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$78	1.37%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 28.17%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, communications equipment, and internet services & infrastructure. The industry that detracted the most was human resources & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, ROBLOX Corp.—Class A, and Netflix, Inc. Those that detracted the most were Salesforce, Inc., GoDaddy, Inc.—Class A, and Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	28.17%	31.76%	6.91%	13.87%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,649,929
Holdings Count | shares	83
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$40,649,929
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class A
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class A
Trading Symbol	RYINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$94	1.65%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 28.00%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, communications equipment, and internet services & infrastructure. The industry that detracted the most was human resources & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, ROBLOX Corp.—Class A, and Netflix, Inc. Those that detracted the most were Salesforce, Inc., GoDaddy, Inc.—Class A, and Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	28.00%	31.42%	6.64%	13.59%
Class A (with sales charge)‡	21.92%	25.19%	5.61%	13.03%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,649,929
Holdings Count | shares	83
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$40,649,929
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class C
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class C
Trading Symbol	RYICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$137	2.40%[2]

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 27.52%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, communications equipment, and internet services & infrastructure. The industry that detracted the most was human resources & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, ROBLOX Corp.—Class A, and Netflix, Inc. Those that detracted the most were Salesforce, Inc., GoDaddy, Inc.—Class A, and Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	27.52%	30.44%	5.85%	12.74%
Class C (with CDSC)§	26.52%	29.44%	5.85%	12.74%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,649,929
Holdings Count | shares	83
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$40,649,929
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class H
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class H
Trading Symbol	RYIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$94	1.65%[2]

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 27.99%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, communications equipment, and internet services & infrastructure. The industry that detracted the most was human resources & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, ROBLOX Corp.—Class A, and Netflix, Inc. Those that detracted the most were Salesforce, Inc., GoDaddy, Inc.—Class A, and Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	27.99%	31.42%	6.64%	13.59%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,649,929
Holdings Count | shares	83
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$40,649,929
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alphabet, Inc. — Class A	7.1%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc. — Class A	5.5%
Netflix, Inc.	4.2%
Cisco Systems, Inc.	3.2%
Uber Technologies, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Arista Networks, Inc.	2.2%
DoorDash, Inc. — Class A	2.0%
Top 10 Total	38.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Investor Class
Trading Symbol	RYLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$75	1.39%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 14.08%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and interactive home entertainment. Those that detracted the most were restaurants, distillers & vintners, and brewers. The holdings that contributed the most to performance were ROBLOX Corp.—Class A, Netflix, Inc, and EchoStar Corp.—Class A. Those that detracted the most were Comcast Corp.—Class A, Chipotle Mexican Grill, Inc. —Class A, and Starbucks Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	14.08%	17.71%	7.75%	8.34%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,778,656
Holdings Count | shares	98
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,778,656
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	108%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class A
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class A
Trading Symbol	RYLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$88	1.65%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 13.93%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and interactive home entertainment. Those that detracted the most were restaurants, distillers & vintners, and brewers. The holdings that contributed the most to performance were ROBLOX Corp.—Class A, Netflix, Inc, and EchoStar Corp.—Class A. Those that detracted the most were Comcast Corp.—Class A, Chipotle Mexican Grill, Inc. —Class A, and Starbucks Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	13.93%	17.43%	7.48%	8.07%
Class A (with sales charge)‡	8.51%	11.86%	6.44%	7.54%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,778,656
Holdings Count | shares	98
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,778,656
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	108%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class C
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class C
Trading Symbol	RYLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$128	2.40%[2]

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 13.50%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and interactive home entertainment. Those that detracted the most were restaurants, distillers & vintners, and brewers. The holdings that contributed the most to performance were ROBLOX Corp.—Class A, Netflix, Inc, and EchoStar Corp.—Class A. Those that detracted the most were Comcast Corp.—Class A, Chipotle Mexican Grill, Inc. —Class A, and Starbucks Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	13.50%	16.56%	6.68%	7.26%
Class C (with CDSC)§	12.50%	15.56%	6.68%	7.26%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,778,656
Holdings Count | shares	98
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,778,656
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	108%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class H
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class H
Trading Symbol	RYLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.65%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 13.94%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels resorts & cruise lines, and interactive home entertainment. Those that detracted the most were restaurants, distillers & vintners, and brewers. The holdings that contributed the most to performance were ROBLOX Corp.—Class A, Netflix, Inc, and EchoStar Corp.—Class A. Those that detracted the most were Comcast Corp.—Class A, Chipotle Mexican Grill, Inc. —Class A, and Starbucks Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H **	13.94%	17.41%	7.48%	8.07%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,778,656
Holdings Count | shares	98
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,778,656
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	108%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Netflix, Inc.	5.5%
Philip Morris International, Inc.	3.7%
McDonald's Corp.	3.5%
Walt Disney Co.	3.4%
Altria Group, Inc.	2.5%
Comcast Corp. — Class A	2.5%
DoorDash, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
ROBLOX Corp. — Class A	2.3%
Royal Caribbean Cruises Ltd.	2.0%
Top 10 Total	30.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Funds | Investor Class
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Investor Class
Trading Symbol	RYPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$86	1.29%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 67.41%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Barrick Mining Corp. One holding and Orla Mining Ltd. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	67.41%	86.20%	14.94%	19.76%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 182,878,755
Holdings Count | shares	36
Investment Company, Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$182,878,755
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	210%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Funds | Class A
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class A
Trading Symbol	RYMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$104	1.55%[2]

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 67.21%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Barrick Mining Corp. One holding and Orla Mining Ltd. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	67.21%	85.78%	14.66%	19.46%
Class A (with sales charge)‡	59.26%	76.97%	13.55%	18.88%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 182,878,755
Holdings Count | shares	36
Investment Company, Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$182,878,755
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	210%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Funds | Class C
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class C
Trading Symbol	RYZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$153	2.29%[2]

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 66.57%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Barrick Mining Corp. One holding and Orla Mining Ltd. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	66.57%	84.34%	13.80%	18.57%
Class C (with CDSC)§	65.57%	83.34%	13.80%	18.57%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 182,878,755
Holdings Count | shares	36
Investment Company, Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$182,878,755
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	210%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Funds | Class H
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class H
Trading Symbol	RYMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$104	1.55%[2]

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 67.20%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 6.32% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industries detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnicio Eagle Mines Ltd., and Barrick Mining Corp. One holding and Orla Mining Ltd. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	67.20%	85.78%	14.66%	19.44%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Materials Index	6.32%	-4.27%	9.47%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 182,878,755
Holdings Count | shares	36
Investment Company, Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$182,878,755
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	210%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	8.0%
Barrick Mining Corp.	6.5%
Wheaton Precious Metals Corp.	6.0%
Freeport-McMoRan, Inc.	5.7%
Franco-Nevada Corp.	4.4%
Gold Fields Ltd. ADR	4.3%
Anglogold Ashanti plc	4.2%
Kinross Gold Corp.	4.2%
Pan American Silver Corp.	3.4%
Top 10 Total	54.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class A
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class A
Trading Symbol	RYREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$85	1.65%[2]

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 4.58%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 3.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were real estate services, health care REITs, and retail REITs. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and industrial REITS. The holdings that contributed the most to performance were Opendoor Technologies Inc., Digital Realty Trust, Inc., and Welltower, Inc. Those that detracted the most were Americold Realty Trust, Inc., American Tower Corp.—Class A, and Mid-America Apartment Communities, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.58%	-1.50%	6.82%	4.88%
Class A (with sales charge)‡	-0.39%	-6.19%	5.78%	4.37%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
MSCI U.S. REIT Index	3.61%	-1.69%	9.30%	6.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,979,004
Holdings Count | shares	93
Investment Company, Portfolio Turnover	690.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,979,004
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	690%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class C
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class C
Trading Symbol	RYCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.41%[2]

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 4.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 3.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were real estate services, health care REITs, and retail REITs. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and industrial REITS. The holdings that contributed the most to performance were Opendoor Technologies Inc., Digital Realty Trust, Inc., and Welltower, Inc. Those that detracted the most were Americold Realty Trust, Inc., American Tower Corp.—Class A, and Mid-America Apartment Communities, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.11%	-2.24%	6.17%	4.18%
Class C (with CDSC)§	3.11%	-3.21%	6.17%	4.18%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
MSCI U.S. REIT Index	3.61%	-1.69%	9.30%	6.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,979,004
Holdings Count | shares	93
Investment Company, Portfolio Turnover	690.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,979,004
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	690%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class H
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class H
Trading Symbol	RYHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.64%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 4.59%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 3.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were real estate services, health care REITs, and retail REITs. Those that detracted the most were multi-family residential REITs, telecom tower REITs, and industrial REITS. The holdings that contributed the most to performance were Opendoor Technologies Inc., Digital Realty Trust, Inc., and Welltower, Inc. Those that detracted the most were Americold Realty Trust, Inc., American Tower Corp.—Class A, and Mid-America Apartment Communities, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	4.59%	-1.48%	6.83%	4.90%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
MSCI U.S. REIT Index	3.61%	-1.69%	9.30%	6.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,979,004
Holdings Count | shares	93
Investment Company, Portfolio Turnover	690.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,979,004
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	690%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Welltower, Inc.	3.7%
Prologis, Inc.	3.4%
American Tower Corp. — Class A	3.1%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.5%
Realty Income Corp.	2.4%
Public Storage	2.2%
CBRE Group, Inc. — Class A	2.2%
Crown Castle, Inc.	2.1%
Equinix, Inc.	2.0%
Top 10 Total	26.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Investor Class
Trading Symbol	RYRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$76	1.40%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 17.27%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, other specialty retail, and apparel retail. Those that detracted the most were distributors and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Amazon.com, Inc., and Wayfair, Inc.—Class A. Those that detracted the most were CarMax, Inc., LKQ Corp., and JD.com, Inc. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	17.27%	13.12%	7.77%	9.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,499,701
Holdings Count | shares	61
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,499,701
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class A
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class A
Trading Symbol	RYRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.65%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 17.13%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, other specialty retail, and apparel retail. Those that detracted the most were distributors and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Amazon.com, Inc., and Wayfair, Inc.—Class A. Those that detracted the most were CarMax, Inc., LKQ Corp., and JD.com, Inc. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	17.13%	12.82%	7.49%	9.53%
Class A (with sales charge)‡	11.57%	7.47%	6.45%	9.00%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,499,701
Holdings Count | shares	61
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,499,701
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class C
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class C
Trading Symbol	RYRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$130	2.40%[2]

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 16.60%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, other specialty retail, and apparel retail. Those that detracted the most were distributors and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Amazon.com, Inc., and Wayfair, Inc.—Class A. Those that detracted the most were CarMax, Inc., LKQ Corp., and JD.com, Inc. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	16.60%	11.97%	6.68%	8.70%
Class C (with CDSC)§	15.60%	10.97%	6.68%	8.70%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,499,701
Holdings Count | shares	61
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,499,701
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class H
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class H
Trading Symbol	RYRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.65%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 17.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 22.16% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, other specialty retail, and apparel retail. Those that detracted the most were distributors and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Amazon.com, Inc., and Wayfair, Inc.—Class A. Those that detracted the most were CarMax, Inc., LKQ Corp., and JD.com, Inc. ADR.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	17.11%	12.83%	7.48%	9.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Consumer Discretionary Index	22.16%	20.31%	10.56%	13.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,499,701
Holdings Count | shares	61
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,499,701
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Amazon.com, Inc.	9.6%
TJX Companies, Inc.	4.6%
Walmart, Inc.	4.5%
Costco Wholesale Corp.	4.2%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.0%
O'Reilly Automotive, Inc.	3.4%
Carvana Co.	3.2%
PDD Holdings, Inc. ADR	2.8%
Alibaba Group Holding Ltd. ADR	2.7%
Top 10 Total	43.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Investor Class
Trading Symbol	RYTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$83	1.38%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 40.08%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, application software, and systems software. The industry that detracted the most was IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were Enphase Energy, Inc., Atlassian Corp.—Class A, and Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	40.08%	32.14%	16.54%	19.64%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 84,822,674
Holdings Count | shares	138
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$84,822,674
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class A
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class A
Trading Symbol	RYTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$99	1.65%[2]

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 39.91%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, application software, and systems software. The industry that detracted the most was IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were Enphase Energy, Inc., Atlassian Corp.—Class A, and Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	39.91%	31.80%	16.25%	19.35%
Class A (with sales charge)‡	33.25%	25.54%	15.12%	18.77%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 84,822,674
Holdings Count | shares	138
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$84,822,674
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class C
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class C
Trading Symbol	RYCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$144	2.40%[2]

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 39.37%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, application software, and systems software. The industry that detracted the most was IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were Enphase Energy, Inc., Atlassian Corp.—Class A, and Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	39.37%	30.82%	15.38%	18.45%
Class C (with CDSC)§	38.37%	29.82%	15.38%	18.45%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 84,822,674
Holdings Count | shares	138
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$84,822,674
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class H
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class H
Trading Symbol	RYTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$99	1.64%[2]

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 39.89%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 40.03% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, application software, and systems software. The industry that detracted the most was IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Alphabet, Inc.—Class A. Those that detracted the most were Enphase Energy, Inc., Atlassian Corp.—Class A, and Salesforce, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	39.89%	31.81%	16.25%	19.34%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Information Technology Index	40.03%	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 84,822,674
Holdings Count | shares	138
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$84,822,674
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	5.7%
Apple, Inc.	5.3%
Microsoft Corp.	5.3%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.8%
Oracle Corp.	1.8%
International Business Machines Corp.	1.4%
Advanced Micro Devices, Inc.	1.4%
Top 10 Total	34.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Investor Class
Trading Symbol	RYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$78	1.39%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 23.98%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned -1.62% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. The industry that detracted the most from performance was other specialized REITs. The holdings that contributed the most to performance were Arista Networks, Inc., EchoStar Corp.— Class A, and Ciena Corp. Those that detracted the most were Charter Communications, Inc.— Class A, Comcast Corp.— Class A, and T-Mobile US, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	23.98%	26.87%	7.60%	6.63%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Telecommunication Services Index	-1.62%	18.02%	6.98%	7.00%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,360,717
Holdings Count | shares	46
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,360,717
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class A
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class A
Trading Symbol	RYTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$92	1.64%[2]

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 23.79%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned -1.62% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. The industry that detracted the most from performance was other specialized REITs. The holdings that contributed the most to performance were Arista Networks, Inc., EchoStar Corp.— Class A, and Ciena Corp. Those that detracted the most were Charter Communications, Inc.— Class A, Comcast Corp.— Class A, and T-Mobile US, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	23.79%	26.54%	7.33%	6.36%
Class A (with sales charge)‡	17.92%	20.53%	6.29%	5.85%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Telecommunication Services Index	-1.62%	18.02%	6.98%	7.00%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,360,717
Holdings Count | shares	46
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,360,717
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class C
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class C
Trading Symbol	RYCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$136	2.43%[2]

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 23.35%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned -1.62% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. The industry that detracted the most from performance was other specialized REITs. The holdings that contributed the most to performance were Arista Networks, Inc., EchoStar Corp.— Class A, and Ciena Corp. Those that detracted the most were Charter Communications, Inc.— Class A, Comcast Corp.— Class A, and T-Mobile US, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	23.35%	25.56%	6.52%	5.56%
Class C (with CDSC)§	22.35%	24.56%	6.52%	5.56%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Telecommunication Services Index	-1.62%	18.02%	6.98%	7.00%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,360,717
Holdings Count | shares	46
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,360,717
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class H
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class H
Trading Symbol	RYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$93	1.65%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 23.82%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned -1.62% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, alternative carriers, and cable & satellite. The industry that detracted the most from performance was other specialized REITs. The holdings that contributed the most to performance were Arista Networks, Inc., EchoStar Corp.— Class A, and Ciena Corp. Those that detracted the most were Charter Communications, Inc.— Class A, Comcast Corp.— Class A, and T-Mobile US, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	23.82%	26.52%	7.33%	6.38%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Telecommunication Services Index	-1.62%	18.02%	6.98%	7.00%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,360,717
Holdings Count | shares	46
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$10,360,717
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	170%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Cisco Systems, Inc.	7.6%
AT&T, Inc.	6.7%
Arista Networks, Inc.	6.6%
Verizon Communications, Inc.	6.2%
T-Mobile US, Inc.	5.1%
Comcast Corp. — Class A	5.0%
Motorola Solutions, Inc.	4.0%
Charter Communications, Inc. — Class A	3.7%
Ciena Corp.	3.2%
EchoStar Corp. — Class A	3.0%
Top 10 Total	51.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Investor Class
Trading Symbol	RYPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$78	1.40%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 23.58%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 18.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, automotive parts & equipment, and passenger ground transportation. Those that detracted the most were air freight & logistics, marine transportation, and tires & rubber. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and NIO Inc. ADR. Those that detracted the most were United Parcel Service, Inc.— Class B, Old Dominion Freight Line, Inc., and Matson, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	23.58%	13.20%	6.98%	8.05%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Industrials Index	18.61%	15.69%	16.82%	13.79%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,211,380
Holdings Count | shares	74
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,211,380
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class A
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class A
Trading Symbol	RYTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$93	1.66%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 23.45%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 18.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, automotive parts & equipment, and passenger ground transportation. Those that detracted the most were air freight & logistics, marine transportation, and tires & rubber. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and NIO Inc. ADR. Those that detracted the most were United Parcel Service, Inc.— Class B, Old Dominion Freight Line, Inc., and Matson, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	23.45%	12.92%	6.71%	7.78%
Class A (with sales charge)‡	17.57%	7.56%	5.68%	7.26%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Industrials Index	18.61%	15.69%	16.82%	13.79%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,211,380
Holdings Count | shares	74
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,211,380
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class C
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class C
Trading Symbol	RYCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$134	2.40%[2]

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 23.01%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 18.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, automotive parts & equipment, and passenger ground transportation. Those that detracted the most were air freight & logistics, marine transportation, and tires & rubber. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and NIO Inc. ADR. Those that detracted the most were United Parcel Service, Inc.— Class B, Old Dominion Freight Line, Inc., and Matson, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	23.01%	12.09%	5.92%	6.98%
Class C (with CDSC)§	22.01%	11.09%	5.92%	6.98%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Industrials Index	18.61%	15.69%	16.82%	13.79%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,211,380
Holdings Count | shares	74
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,211,380
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class H
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class H
Trading Symbol	RYPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$92	1.65%[2]

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 23.45%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 18.61% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, automotive parts & equipment, and passenger ground transportation. Those that detracted the most were air freight & logistics, marine transportation, and tires & rubber. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and NIO Inc. ADR. Those that detracted the most were United Parcel Service, Inc.— Class B, Old Dominion Freight Line, Inc., and Matson, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	23.45%	12.92%	6.72%	7.78%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Industrials Index	18.61%	15.69%	16.82%	13.79%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,211,380
Holdings Count | shares	74
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,211,380
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Tesla, Inc.	13.3%
Uber Technologies, Inc.	5.1%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
United Parcel Service, Inc. — Class B	2.9%
General Motors Co.	2.7%
FedEx Corp.	2.5%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.1%
Top 10 Total	41.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Investor Class
Trading Symbol	RYUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$74	1.38%[2]

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 13.85%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 12.15% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi-utilities. The industry that detracted from performance was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Oklo Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Consolidated Edison, Inc., and American Water Works Company, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	13.85%	13.91%	11.07%	9.48%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Utilities Index	12.15%	11.20%	11.44%	10.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,722,079
Holdings Count | shares	54
Investment Company, Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$26,722,079
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	231%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class A
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class A
Trading Symbol	RYUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$88	1.65%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 13.71%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 12.15% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi-utilities. The industry that detracted from performance was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Oklo Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Consolidated Edison, Inc., and American Water Works Company, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	13.71%	13.62%	10.79%	9.20%
Class A (with sales charge)‡	8.30%	8.22%	9.72%	8.67%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Utilities Index	12.15%	11.20%	11.44%	10.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,722,079
Holdings Count | shares	54
Investment Company, Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$26,722,079
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	231%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class C
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class C
Trading Symbol	RYCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$128	2.40%[2]

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 13.30%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 12.15% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi-utilities. The industry that detracted from performance was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Oklo Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Consolidated Edison, Inc., and American Water Works Company, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	13.30%	12.76%	9.96%	8.39%
Class C (with CDSC)§	12.30%	11.76%	9.96%	8.39%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Utilities Index	12.15%	11.20%	11.44%	10.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,722,079
Holdings Count | shares	54
Investment Company, Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$26,722,079
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	231%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class H
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class H
Trading Symbol	RYAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.65%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 13.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 12.15% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi-utilities. The industry that detracted from performance was water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Oklo Inc., and Vistra Corp. Those that detracted the most were PG&E Corp., Consolidated Edison, Inc., and American Water Works Company, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H**	13.72%	13.59%	10.79%	9.20%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Utilities Index	12.15%	11.20%	11.44%	10.88%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 26,722,079
Holdings Count | shares	54
Investment Company, Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$26,722,079
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	231%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NextEra Energy, Inc.	5.1%
Constellation Energy Corp.	4.1%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
Vistra Corp.	3.2%
Sempra	3.2%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	2.9%
Xcel Energy, Inc.	2.9%
Exelon Corp.	2.7%
Top 10 Total	35.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average Fund | Class A
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class A
Trading Symbol	RYDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.60%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 10.53%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class A (without sales charge)	10.53%	9.59%	11.05%	10.68%
Class A (with sales charge)‡	5.28%	4.39%	9.98%	10.13%
S&P 500 Index	19.96%	17.60%	16.47%	14.47%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	12.60%

Performance Inception Date	Dec. 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 21,144,359
Holdings Count | shares	39
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$21,144,359
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average Fund | Class C
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class C
Trading Symbol	RYDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.35%[2]

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 10.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class C (without CDSC)	10.11%	8.77%	10.22%	9.85%
Class C (with CDSC)§	9.10%	7.77%	10.22%	9.85%
S&P 500 Index	19.96%	17.60%	16.47%	14.47%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	12.60%

Performance Inception Date	Dec. 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 21,144,359
Holdings Count | shares	39
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$21,144,359
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average Fund | Class H
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class H
Trading Symbol	RYDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.60%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 10.53%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 11.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and industrials. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Microsoft Corp., and Caterpillar, Inc. Those that detracted the most were UnitedHealth Group, Inc., Amgen, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class H	10.53%	9.57%	11.05%	10.69%
S&P 500 Index	19.96%	17.60%	16.47%	14.47%
Dow Jones Industrial Average	11.44%	11.50%	12.98%	12.60%

Performance Inception Date	Dec. 01, 2015
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 21,144,359
Holdings Count | shares	39
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$21,144,359
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	56%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Goldman Sachs Group, Inc.	9.4%
Microsoft Corp.	6.1%
Caterpillar, Inc.	5.6%
Home Depot, Inc.	4.8%
Sherwin-Williams Co.	4.1%
UnitedHealth Group, Inc.	4.1%
Visa, Inc. — Class A	4.0%
American Express Co.	3.9%
JPMorgan Chase & Co.	3.7%
McDonald's Corp.	3.6%
Top 10 Total	49.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class A
Trading Symbol	RYAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$91	1.68%[2]

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 15.85%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	15.85%	3.25%	15.31%	11.36%
Class A (with sales charge)‡	10.36%	-1.66%	14.19%	10.82%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,352,331
Holdings Count | shares	410
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,352,331
Total Number of Portfolio Holdings	410
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class C
Trading Symbol	RYDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$131	2.43%[2]

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 15.45%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	15.45%	2.48%	14.45%	10.53%
Class C (with CDSC)§	14.43%	1.48%	14.45%	10.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,352,331
Holdings Count | shares	410
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,352,331
Total Number of Portfolio Holdings	410
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class H
Trading Symbol	RYMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$91	1.68%[2]

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 15.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	15.86%	3.25%	15.31%	11.38%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,352,331
Holdings Count | shares	410
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,352,331
Total Number of Portfolio Holdings	410
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	7.2%
Guggenheim Strategy Fund II	2.0%
Comfort Systems USA, Inc.	0.7%
Pure Storage, Inc. — Class A	0.6%
Flex Ltd.	0.5%
Casey's General Stores, Inc.	0.5%
Ciena Corp.	0.5%
Curtiss-Wright Corp.	0.5%
RB Global, Inc.	0.5%
Nutanix, Inc. — Class A	0.5%
Top 10 Total	13.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class A
Trading Symbol	RYAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$81	1.70%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -9.84%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-9.84%	-1.63%	-11.27%	-11.11%
Class A (with sales charge)‡	-14.11%	-6.30%	-12.13%	-11.55%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 153,180
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$153,180
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class C
Trading Symbol	RYCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$116	2.44%[2]

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -10.16%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-10.16%	-1.37%	-11.22%	-11.41%
Class C (with CDSC)§	-11.06%	-2.15%	-11.22%	-11.41%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 153,180
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$153,180
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class H
Trading Symbol	RYMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.61%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -9.42%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 12.63% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the return of the underlying index were Comfort Systems USA, Inc., EMCOR Group, Inc., and Pure Storage, Inc.—Class A. Those that detracted the most were BellRing Brands, Inc., Sarepta Therapeutics, Inc., and Watsco, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-9.42%	-1.34%	-11.22%	-11.07%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Index	12.63%	6.13%	13.61%	10.82%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 153,180
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$153,180
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	43.7%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RMQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$87	1.35%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 57.69%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	57.69%	40.28%	26.21%	34.56%
Class A (with sales charge)‡	50.20%	33.62%	24.99%	33.91%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 957,741,936
Holdings Count | shares	113
Investment Company, Portfolio Turnover	500.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$957,741,936
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	500%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RMQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$135	2.10%[2]

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 57.10%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	57.10%	39.22%	25.25%	33.55%
Class C (with CDSC)§	56.10%	38.22%	25.25%	33.55%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 957,741,936
Holdings Count | shares	113
Investment Company, Portfolio Turnover	500.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$957,741,936
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	500%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RMQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.37%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 57.68%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	57.68%	40.25%	26.18%	34.59%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 957,741,936
Holdings Count | shares	113
Investment Company, Portfolio Turnover	500.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$957,741,936
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	500%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	8.5%
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.5%
Netflix, Inc.	2.4%
Top 10 Total	45.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Investor Class
Trading Symbol	RYOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$72	1.26%[2]

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 27.68%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	27.68%	22.39%	16.12%	19.00%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,081,501,525
Holdings Count | shares	113
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,081,501,525
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class A
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class A
Trading Symbol	RYATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.51%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 27.53%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	27.53%	22.09%	15.83%	18.69%
Class A (with sales charge)‡	21.47%	16.29%	14.71%	18.12%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,081,501,525
Holdings Count | shares	113
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,081,501,525
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class C
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class C
Trading Symbol	RYCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$129	2.26%[2]

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 27.05%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	27.05%	21.18%	14.97%	17.82%
Class C (with CDSC)§	26.05%	20.18%	14.97%	17.82%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,081,501,525
Holdings Count | shares	113
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,081,501,525
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class H
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class H
Trading Symbol	RYHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$86	1.51%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 27.54%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	27.54%	22.09%	15.83%	18.71%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,081,501,525
Holdings Count | shares	113
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,081,501,525
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	9.5%
Microsoft Corp.	8.1%
Apple, Inc.	7.9%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc. — Class A	3.3%
Alphabet, Inc. — Class A	3.0%
Alphabet, Inc. — Class C	2.8%
Netflix, Inc.	2.6%
Top 10 Total	50.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Investor Class
Trading Symbol	RYAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$65	1.46%[2]

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -21.79%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-21.79%	-17.26%	-15.19%	-18.53%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,747,313
Holdings Count | shares	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$14,747,313
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class A
Trading Symbol	RYAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$75	1.69%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -21.89%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-21.89%	-17.45%	-15.40%	-18.68%
Class A (with sales charge)‡	-25.60%	-21.37%	-16.22%	-19.07%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,747,313
Holdings Count | shares	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$14,747,313
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class C
Trading Symbol	RYACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$108	2.42%[2]

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.42%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -22.16%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-22.16%	-18.04%	-16.04%	-19.34%
Class C (with CDSC)§	-22.94%	-18.80%	-16.04%	-19.34%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,747,313
Holdings Count | shares	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$14,747,313
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class H
Trading Symbol	RYALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$76	1.71%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -21.88%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 28.48% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, consumer staples, and energy. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were T-Mobile US, Inc., Vertex Pharmaceuticals, Inc., and Amgen, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-21.88%	-17.42%	-15.40%	-18.74%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 Index	28.48%	23.93%	17.59%	20.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 14,747,313
Holdings Count | shares	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$14,747,313
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Total	14.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 1.5x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class A
Trading Symbol	RYAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$99	1.71%[2]

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 30.54%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	30.54%	9.85%	11.90%	9.69%
Class A (with sales charge)‡	24.35%	4.63%	10.81%	9.16%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,681,347
Holdings Count | shares	1,979
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,681,347
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 1.5x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class C
Trading Symbol	RYCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$143	2.48%[2]

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 29.93%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	29.93%	9.02%	11.05%	8.86%
Class C (with CDSC)§	28.93%	8.02%	11.05%	8.86%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,681,347
Holdings Count | shares	1,979
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,681,347
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 1.5x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class H
Trading Symbol	RYMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$99	1.71%[2]

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 30.56%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	30.56%	9.86%	11.90%	9.67%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,681,347
Holdings Count | shares	1,979
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,681,347
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	9.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp. — Class A	0.4%
IonQ, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.3%
Coeur Mining, Inc.	0.3%
Rambus, Inc.	0.2%
Top 10 Total	18.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 Fund | Class A
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class A
Trading Symbol	RYRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$91	1.65%[2]

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 20.99%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc, and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	20.99%	8.89%	9.78%	7.96%
Class A (with sales charge)‡	15.23%	3.72%	8.71%	7.44%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,390,358
Holdings Count | shares	1,979
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,390,358
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 Fund | Class C
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class C
Trading Symbol	RYROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$133	2.40%[2]

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 20.54%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc, and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	20.54%	8.08%	8.95%	7.15%
Class C (with CDSC)§	19.54%	7.08%	8.95%	7.15%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,390,358
Holdings Count | shares	1,979
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,390,358
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 Fund | Class H
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class H
Trading Symbol	RYRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$91	1.65%[2]

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 21.02%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc, and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	21.02%	8.91%	9.79%	7.97%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,390,358
Holdings Count | shares	1,979
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$12,390,358
Total Number of Portfolio Holdings	1,979
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Vanguard Russell 2000 ETF	12.4%
iShares Russell 2000 Index ETF	12.4%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp. — Class A	0.3%
IonQ, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fabrinet	0.3%
Oklo, Inc.	0.2%
Coeur Mining, Inc.	0.2%
Rambus, Inc.	0.2%
Top 10 Total	27.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class A
Trading Symbol	RYAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$75	1.64%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -17.60%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-17.60%	-7.57%	-10.91%	-11.40%
Class A (with sales charge)‡	-21.51%	-11.96%	-11.77%	-11.83%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,406,938
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,406,938
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class C
Trading Symbol	RYCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$112	2.45%[2]

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -17.68%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-17.68%	-7.84%	-11.50%	-12.02%
Class C (with CDSC)§	-18.50%	-8.70%	-11.50%	-12.02%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,406,938
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,406,938
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class H
Trading Symbol	RYSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.68%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -17.38%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 21.95% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and health care. No sectors detracted from performance. The holdings that contributed the most to the return of the underlying index were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and Kratos Defense & Security Solutions, Inc. Those that detracted the most were Corcept Therapeutics, Inc., Lantheus Holdings, Inc., and Clearwater Analytics Holdings, Inc.—Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-17.38%	-7.31%	-10.86%	-11.36%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
Russell 2000 Index	21.95%	10.76%	11.56%	10.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,406,938
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,406,938
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	31.9%
Guggenheim Strategy Fund II	31.6%
Total	63.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Investor Class
Trading Symbol	RYNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$78	1.37%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 27.69%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	27.69%	20.95%	20.21%	18.66%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 262,764,025
Holdings Count | shares	516
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$262,764,025
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	198%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class A
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class A
Trading Symbol	RYANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$93	1.63%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 27.51%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	27.51%	20.64%	19.91%	18.38%
Class A (with sales charge)‡	21.45%	14.91%	18.75%	17.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 262,764,025
Holdings Count | shares	516
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$262,764,025
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	198%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class C
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class C
Trading Symbol	RYNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$135	2.38%[2]

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 27.03%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	27.03%	19.74%	19.02%	17.50%
Class C (with CDSC)§	26.03%	18.74%	19.02%	17.50%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 262,764,025
Holdings Count | shares	516
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$262,764,025
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	198%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class H
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class H
Trading Symbol	RYNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$93	1.63%[2]

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 27.52%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	27.52%	20.64%	19.92%	18.39%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 262,764,025
Holdings Count | shares	516
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$262,764,025
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	198%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	6.2%
Microsoft Corp.	5.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.8%
Meta Platforms, Inc. — Class A	2.2%
Guggenheim Strategy Fund II	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. — Class A	1.9%
Guggenheim Strategy Fund III	1.8%
Top 10 Total	32.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class A
Trading Symbol	RYSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$89	1.62%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 19.00%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	19.00%	15.66%	14.55%	13.35%
Class A (with sales charge)‡	13.34%	10.17%	13.44%	12.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 165,514,130
Holdings Count | shares	510
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$165,514,130
Total Number of Portfolio Holdings	510
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class C
Trading Symbol	RYSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$130	2.37%[2]

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 18.56%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	18.56%	14.79%	13.69%	12.51%
Class C (with CDSC)§	17.56%	13.79%	13.69%	12.51%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 165,514,130
Holdings Count | shares	510
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$165,514,130
Total Number of Portfolio Holdings	510
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class H
Trading Symbol	RYSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$89	1.62%[2]

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 18.99%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	18.99%	15.66%	14.55%	13.35%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 165,514,130
Holdings Count | shares	510
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$165,514,130
Total Number of Portfolio Holdings	510
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

NVIDIA Corp.	7.7%
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. — Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc. — Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc. — Class C	1.9%
Berkshire Hathaway, Inc. — Class B	1.5%
Top 10 Total	37.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 Strategy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Investor Class
Trading Symbol	RYURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$66	1.42%[2]

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -15.37%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-15.37%	-10.84%	-12.11%	-13.25%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 38,509,431
Holdings Count | shares	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$38,509,431
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class A
Trading Symbol	RYARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$76	1.65%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -15.47%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-15.47%	-11.03%	-12.32%	-13.46%
Class A (with sales charge)‡	-19.49%	-15.26%	-13.17%	-13.88%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 38,509,431
Holdings Count | shares	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$38,509,431
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class C
Trading Symbol	RYUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$111	2.40%[2]

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -15.79%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-15.79%	-11.71%	-12.98%	-14.11%
Class C (with CDSC)§	-16.63%	-12.52%	-12.98%	-14.11%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 38,509,431
Holdings Count | shares	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$38,509,431
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class H
Trading Symbol	RYUHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.67%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -15.46%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were health care, energy, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. Those that detracted the most were UnitedHealth Group, Inc., Berkshire Hathaway, Inc.—Class B, and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-15.46%	-11.01%	-12.30%	-13.45%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 38,509,431
Holdings Count | shares	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$38,509,431
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Total	28.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$87	1.55%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 23.96%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 25.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer discretionary. The sectors that detracted were energy and financials. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. —Class A, Vistra Corp., and Royal Caribbean Cruises Ltd. Those that detracted the most were Trade Desk, Inc.—Class A, Texas Pacific Land Corp., and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	23.96%	20.29%	10.23%	11.15%
Class A (with sales charge)‡	18.06%	14.57%	9.16%	10.61%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Growth Index	25.06%	22.34%	12.00%	12.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,029,488
Holdings Count | shares	96
Investment Company, Portfolio Turnover	792.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$30,029,488
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	792%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$129	2.30%[2]

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 23.49%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 25.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer discretionary. The sectors that detracted were energy and financials. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. —Class A, Vistra Corp., and Royal Caribbean Cruises Ltd. Those that detracted the most were Trade Desk, Inc.—Class A, Texas Pacific Land Corp., and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	23.49%	19.39%	9.41%	10.32%
Class C (with CDSC)§	22.49%	18.39%	9.41%	10.32%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Growth Index	25.06%	22.34%	12.00%	12.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,029,488
Holdings Count | shares	96
Investment Company, Portfolio Turnover	792.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$30,029,488
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	792%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$87	1.55%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 23.93%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 25.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, industrials, and consumer discretionary. The sectors that detracted were energy and financials. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc. —Class A, Vistra Corp., and Royal Caribbean Cruises Ltd. Those that detracted the most were Trade Desk, Inc.—Class A, Texas Pacific Land Corp., and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	23.93%	20.26%	10.23%	11.15%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Growth Index	25.06%	22.34%	12.00%	12.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,029,488
Holdings Count | shares	96
Investment Company, Portfolio Turnover	792.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$30,029,488
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	792%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Palantir Technologies, Inc. — Class A	2.9%
Royal Caribbean Cruises Ltd.	2.4%
Vistra Corp.	2.3%
NVIDIA Corp.	2.3%
Arista Networks, Inc.	2.1%
Carnival Corp.	2.1%
Howmet Aerospace, Inc.	2.0%
Norwegian Cruise Line Holdings Ltd.	1.9%
United Airlines Holdings, Inc.	1.9%
TKO Group Holdings, Inc.	1.8%
Top 10 Total	21.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class A
Trading Symbol	RYLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.56%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 8.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 9.08% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer discretionary. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Paramount Skydance Corp. — Class B, Warner Bros. Discovery, Inc., and General Motors Co. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	8.72%	13.76%	16.27%	8.62%
Class A (with sales charge)‡	3.55%	8.35%	15.15%	8.09%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Value Index	9.08%	14.92%	18.20%	10.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 143,994,650
Holdings Count | shares	107
Investment Company, Portfolio Turnover	833.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$143,994,650
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	833%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class C
Trading Symbol	RYVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.31%[2]

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 8.31%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 9.08% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer discretionary. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Paramount Skydance Corp. — Class B, Warner Bros. Discovery, Inc., and General Motors Co. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	8.31%	12.91%	15.41%	7.80%
Class C (with CDSC)§	7.31%	11.91%	15.41%	7.80%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Value Index	9.08%	14.92%	18.20%	10.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 143,994,650
Holdings Count | shares	107
Investment Company, Portfolio Turnover	833.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$143,994,650
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	833%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class H
Trading Symbol	RYZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.54%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 8.72%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 9.08% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and consumer discretionary. Those that detracted the most were health care and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Paramount Skydance Corp. — Class B, Warner Bros. Discovery, Inc., and General Motors Co. Those that detracted the most were Centene Corp., Molina Healthcare, Inc., and CarMax, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	8.72%	13.75%	16.27%	8.62%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P 500 Pure Value Index	9.08%	14.92%	18.20%	10.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 143,994,650
Holdings Count | shares	107
Investment Company, Portfolio Turnover	833.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$143,994,650
Total Number of Portfolio Holdings	107
Portfolio Turnover Rate	833%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

CVS Health Corp.	3.5%
Paramount Skydance Corp. — Class B	2.9%
General Motors Co.	2.9%
Ford Motor Co.	2.8%
Archer-Daniels-Midland Co.	2.5%
Mosaic Co.	2.5%
Warner Bros Discovery, Inc.	2.4%
Valero Energy Corp.	2.3%
Bunge Global S.A.	2.1%
Citigroup, Inc.	2.0%
Top 10 Total	25.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.55%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 15.87%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 16.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, health care, and information technology. The sector that detracted the most from the return of the underlying index was consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc., Hims & Hers Health, Inc., and EMCOR Group, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Lantheus Holdings, Inc., and Globus Medical, Inc.—Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	15.87%	2.86%	7.84%	6.75%
Class A (with sales charge)‡	10.37%	-2.02%	6.79%	6.23%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Growth Index	16.93%	4.44%	9.58%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,725,034
Holdings Count | shares	97
Investment Company, Portfolio Turnover	345.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$28,725,034
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	345%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.30%[2]

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 15.46%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 16.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, health care, and information technology. The sector that detracted the most from the return of the underlying index was consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc., Hims & Hers Health, Inc., and EMCOR Group, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Lantheus Holdings, Inc., and Globus Medical, Inc.—Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	15.46%	2.10%	7.03%	5.95%
Class C (with CDSC)§	14.46%	1.24%	7.03%	5.95%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Growth Index	16.93%	4.44%	9.58%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,725,034
Holdings Count | shares	97
Investment Company, Portfolio Turnover	345.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$28,725,034
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	345%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.55%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 15.92%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 16.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, health care, and information technology. The sector that detracted the most from the return of the underlying index was consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Comfort Systems USA, Inc., Hims & Hers Health, Inc., and EMCOR Group, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Lantheus Holdings, Inc., and Globus Medical, Inc.—Class A. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	15.92%	2.90%	7.83%	6.75%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Growth Index	16.93%	4.44%	9.58%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,725,034
Holdings Count | shares	97
Investment Company, Portfolio Turnover	345.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$28,725,034
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	345%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Comfort Systems USA, Inc.	3.5%
Hims & Hers Health, Inc.	3.0%
Roivant Sciences Ltd.	2.7%
Carpenter Technology Corp.	2.5%
Valaris Ltd.	2.1%
MasTec, Inc.	1.8%
Exelixis, Inc.	1.6%
Medpace Holdings, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.6%
ATI, Inc.	1.5%
Top 10 Total	21.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class A
Trading Symbol	RYMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.56%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 12.96%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 13.83% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, information technology, and energy. The sector that detracted the most from the return of the underlying index was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HF Sinclair Corp., TD SYNNEX Corp., and Avis Budget Group, Inc. Those that detracted the most were Manpower Group, Inc., Concentrix Corp., and Goodyear Tire & Rubber Co. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	12.96%	8.63%	18.80%	10.27%
Class A (with sales charge)‡	7.59%	3.46%	17.65%	9.74%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Value Index	13.83%	10.91%	21.16%	12.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,992,095
Holdings Count | shares	84
Investment Company, Portfolio Turnover	763.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,992,095
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	763%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class C
Trading Symbol	RYMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.31%[2]

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 12.55%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 13.83% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, information technology, and energy. The sector that detracted the most from the return of the underlying index was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HF Sinclair Corp., TD SYNNEX Corp., and Avis Budget Group, Inc. Those that detracted the most were Manpower Group, Inc., Concentrix Corp., and Goodyear Tire & Rubber Co. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	12.55%	7.84%	17.92%	9.45%
Class C (with CDSC)§	11.55%	6.84%	17.92%	9.45%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Value Index	13.83%	10.91%	21.16%	12.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,992,095
Holdings Count | shares	84
Investment Company, Portfolio Turnover	763.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,992,095
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	763%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400 Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class H
Trading Symbol	RYAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.55%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 12.90%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 13.83% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, information technology, and energy. The sector that detracted the most from the return of the underlying index was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were HF Sinclair Corp., TD SYNNEX Corp., and Avis Budget Group, Inc. Those that detracted the most were Manpower Group, Inc., Concentrix Corp., and Goodyear Tire & Rubber Co. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	12.90%	8.54%	18.80%	10.27%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P MidCap 400 Pure Value Index	13.83%	10.91%	21.16%	12.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,992,095
Holdings Count | shares	84
Investment Company, Portfolio Turnover	763.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$6,992,095
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	763%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

HF Sinclair Corp.	4.4%
Concentrix Corp.	3.7%
TD SYNNEX Corp.	3.4%
PBF Energy, Inc. — Class A	3.2%
Cleveland-Cliffs, Inc.	3.0%
Macy's, Inc.	3.0%
Avnet, Inc.	2.9%
Arrow Electronics, Inc.	2.8%
Lear Corp.	2.7%
Goodyear Tire & Rubber Co.	2.4%
Top 10 Total	31.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.55%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 15.74%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 16.84% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were energy and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were InterDigital, Inc., Acadian Asset Management, Inc., and Sterling Infrastructure, Inc. Those that detracted the most were Corcept Therapeutics Inc., Inspire Medical Systems, Inc., and Freshpet, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	15.74%	4.81%	8.44%	6.61%
Class A (with sales charge)‡	10.24%	-0.17%	7.39%	6.10%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Growth Index	16.84%	6.69%	10.37%	8.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,759,671
Holdings Count | shares	139
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,759,671
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.28%[2]

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 15.32%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 16.84% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were energy and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were InterDigital, Inc., Acadian Asset Management, Inc., and Sterling Infrastructure, Inc. Those that detracted the most were Corcept Therapeutics Inc., Inspire Medical Systems, Inc., and Freshpet, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	15.32%	4.04%	7.63%	5.82%
Class C (with CDSC)§	14.32%	3.13%	7.63%	5.82%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Growth Index	16.84%	6.69%	10.37%	8.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,759,671
Holdings Count | shares	139
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,759,671
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.55%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 15.75%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 16.84% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and financials. The sectors that detracted were energy and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were InterDigital, Inc., Acadian Asset Management, Inc., and Sterling Infrastructure, Inc. Those that detracted the most were Corcept Therapeutics Inc., Inspire Medical Systems, Inc., and Freshpet, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	15.75%	4.86%	8.42%	6.60%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Growth Index	16.84%	6.69%	10.37%	8.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,759,671
Holdings Count | shares	139
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$4,759,671
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

InterDigital, Inc.	2.3%
Protagonist Therapeutics, Inc.	2.2%
DXP Enterprises, Inc.	1.9%
Adtalem Global Education, Inc.	1.8%
Corcept Therapeutics, Inc.	1.8%
Acadian Asset Management, Inc.	1.7%
TG Therapeutics, Inc.	1.5%
Powell Industries, Inc.	1.5%
AZZ, Inc.	1.4%
Veracyte, Inc.	1.4%
Top 10 Total	17.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class A
Trading Symbol	RYSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.56%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 19.24%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 20.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, industrials, and energy. The sector that detracted the most was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Viasat, Inc., Par Pacific Holdings, Inc., and National Vision Holdings, Inc. Those that detracted the most were B&G Foods, Inc., Owens & Minor, Inc., and PRA Group, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	19.24%	7.84%	17.93%	7.42%
Class A (with sales charge)‡	13.58%	2.71%	16.79%	6.90%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Value Index	20.79%	10.06%	20.45%	9.81%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,694,232
Holdings Count | shares	143
Investment Company, Portfolio Turnover	342300.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$3,694,232
Total Number of Portfolio Holdings	143
Portfolio Turnover Rate	3,423%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class C
Trading Symbol	RYYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$126	2.31%[2]

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 17.45%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 20.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, industrials, and energy. The sector that detracted the most was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Viasat, Inc., Par Pacific Holdings, Inc., and National Vision Holdings, Inc. Those that detracted the most were B&G Foods, Inc., Owens & Minor, Inc., and PRA Group, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	17.45%	7.02%	17.05%	6.62%
Class C (with CDSC)§	16.45%	6.02%	17.05%	6.62%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Value Index	20.79%	10.06%	20.45%	9.81%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,694,232
Holdings Count | shares	143
Investment Company, Portfolio Turnover	342300.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$3,694,232
Total Number of Portfolio Holdings	143
Portfolio Turnover Rate	3,423%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600 Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class H
Trading Symbol	RYAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.51%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 19.21%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 19.96% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 20.79% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, industrials, and energy. The sector that detracted the most was health care. The holdings that contributed the most to the return of the underlying index for the reporting period were Viasat, Inc., Par Pacific Holdings, Inc., and National Vision Holdings, Inc. Those that detracted the most were B&G Foods, Inc., Owens & Minor, Inc., and PRA Group, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	19.21%	7.81%	17.91%	7.43%
S&P 500 Index	19.96%	17.60%	16.47%	15.30%
S&P SmallCap 600 Pure Value Index	20.79%	10.06%	20.45%	9.81%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,694,232
Holdings Count | shares	143
Investment Company, Portfolio Turnover	342300.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$3,694,232
Total Number of Portfolio Holdings	143
Portfolio Turnover Rate	3,423%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Viasat, Inc.	4.0%
Par Pacific Holdings, Inc.	3.4%
National Vision Holdings, Inc.	2.0%
Dana, Inc.	2.0%
Adient plc	1.9%
Advance Auto Parts, Inc.	1.8%
United Natural Foods, Inc.	1.7%
Kohl's Corp.	1.7%
Enviri Corp.	1.7%
Topgolf Callaway Brands Corp.	1.7%
Top 10 Total	21.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets Bond Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class A
Trading Symbol	RYIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.60%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 6.01%, underperforming the fund's broad-based securities market index, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.03% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

Over the period, credit default swap spreads tightened for most emerging markets countries included in the credit default swap index. Argentina experienced notable credit default swap spread widening over the period. Nigeria and Egypt experienced some of the larger decreases in credit default swap spreads.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.01%	4.38%	0.03%	2.05%
Class A (with sales charge)‡	0.98%	-0.58%	-0.94%	1.55%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.03%	6.91%	1.90%	4.02%
ICE BofA BBB & Lower Sovereign USD External Debt Index	8.05%	8.06%	2.41%	3.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,615,010
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,615,010
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets Bond Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class C
Trading Symbol	RYFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.34%[2]

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 5.62%, underperforming the fund's broad-based securities market index, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.03% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

Over the period, credit default swap spreads tightened for most emerging markets countries included in the credit default swap index. Argentina experienced notable credit default swap spread widening over the period. Nigeria and Egypt experienced some of the larger decreases in credit default swap spreads.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.62%	3.58%	-0.72%	1.24%
Class C (with CDSC)§	4.62%	2.63%	-0.72%	1.24%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.03%	6.91%	1.90%	4.02%
ICE BofA BBB & Lower Sovereign USD External Debt Index	8.05%	8.06%	2.41%	3.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,615,010
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,615,010
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets Bond Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class H
Trading Symbol	RYGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.60%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 6.02%, underperforming the fund's broad-based securities market index, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.03% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 8.05% for the same period.

What factors materially affected the fund's performance over the last six months?

Over the period, credit default swap spreads tightened for most emerging markets countries included in the credit default swap index. Argentina experienced notable credit default swap spread widening over the period. Nigeria and Egypt experienced some of the larger decreases in credit default swap spreads.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	6.02%	4.35%	0.06%	2.05%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.03%	6.91%	1.90%	4.02%
ICE BofA BBB & Lower Sovereign USD External Debt Index	8.05%	8.06%	2.41%	3.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,615,010
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,615,010
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Government Long Bond 1.2x Strategy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Investor Class
Trading Symbol	RYGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$51	1.03%[2]

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned -1.12%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-1.12%	-8.85%	-13.78%	-3.05%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,005,771
Holdings Count | shares	7
Investment Company, Portfolio Turnover	590.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$13,005,771
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	590%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Government Long Bond 1.2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class A
Trading Symbol	RYABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$63	1.27%[2]

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -1.24%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.24%	-9.04%	-14.04%	-3.30%
Class A (with sales charge)‡	-5.93%	-13.36%	-14.87%	-3.77%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,005,771
Holdings Count | shares	7
Investment Company, Portfolio Turnover	590.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$13,005,771
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	590%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Government Long Bond 1.2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$100	2.01%[2]

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -1.61%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.61%	-9.74%	-14.68%	-4.02%
Class C (with CDSC)§	-2.58%	-10.62%	-14.68%	-4.02%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,005,771
Holdings Count | shares	7
Investment Company, Portfolio Turnover	590.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$13,005,771
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	590%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Government Long Bond 1.2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class H
Trading Symbol	RYHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$64	1.29%[2]

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -1.24%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-1.24%	-8.99%	-14.00%	-3.28%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 13,005,771
Holdings Count | shares	7
Investment Company, Portfolio Turnover	590.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$13,005,771
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	590%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

U.S. Treasury Bonds	84.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	3.9%
Total	92.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Government Long Bond Strategy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Investor Class
Trading Symbol	RYJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$259	5.08%[2]

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	5.08%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Investor Class shares) returned 3.02%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Investor Class	3.02%	12.45%	13.51%	1.58%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,899,895
Holdings Count | shares	12
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$15,899,895
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	309%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Government Long Bond Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class A
Trading Symbol	RYAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$271	5.33%[2]

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	5.33%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 2.89%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.89%	12.18%	13.23%	1.33%
Class A (with sales charge)‡	-2.00%	6.85%	12.13%	0.83%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,899,895
Holdings Count | shares	12
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$15,899,895
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	309%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Government Long Bond Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class C
Trading Symbol	RYJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$309	6.08%[2]

Expenses Paid, Amount	$ 309
Expense Ratio, Percent	6.08%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 2.50%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	2.50%	11.35%	12.38%	0.57%
Class C (with CDSC)§	1.50%	10.35%	12.38%	0.57%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,899,895
Holdings Count | shares	12
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$15,899,895
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	309%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Government Long Bond Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class H
Trading Symbol	RYHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$271	5.33%[2]

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	5.33%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 2.89%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index, which returned -0.02% for the same period.

What factors materially affected the fund's performance over the last six months?

During the reporting period, uncertainty about the effects of tariffs initially moved 30-year Treasury yields to their period lows in April.  Yields then rose to period highs in May, ending the reporting period at 4.73%.  Ongoing uncertainty regarding the impact of tariffs on the economy has kept long term rates elevated, even though the U.S. Federal Reserve (the "Fed") cut short term rates by 25 basis points at the September Fed meeting and the market is pricing in at least one more 25 basis point rate cut by the end of the 2025.  The September 2025 US Federal Open Market Committee ("FOMC") statement noted job gains slowed, inflation increased and remained elevated, and downside risks to employment have risen.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	2.89%	12.18%	13.23%	1.37%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index	-0.02%	-5.53%	-9.85%	-1.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,899,895
Holdings Count | shares	12
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$15,899,895
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	309%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund II	21.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	20.7%
Total	42.3%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
High Yield Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class A
Trading Symbol	RYHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	1.54%[2]

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 7.33%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macroeconomic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary.  On the ratings side, BB-rated holdings were a leading contributor to index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	7.33%	7.08%	4.49%	4.55%
Class A (with sales charge)‡	2.23%	2.00%	3.47%	4.04%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,695,233
Holdings Count | shares	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$22,695,233
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
High Yield Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class C
Trading Symbol	RYHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.29%[2]

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 6.91%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macroeconomic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary.  On the ratings side, BB-rated holdings were a leading contributor to index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	6.91%	6.28%	3.71%	3.78%
Class C (with CDSC)§	5.91%	5.30%	3.71%	3.78%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,695,233
Holdings Count | shares	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$22,695,233
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
High Yield Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class H
Trading Symbol	RYHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.54%[2]

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 7.34%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macroeconomic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary.  On the ratings side, BB-rated holdings were a leading contributor to index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	7.34%	7.10%	4.49%	4.54%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,695,233
Holdings Count | shares	18
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$22,695,233
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Strategy Fund III	8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Guggenheim Strategy Fund II	5.8%
Total	20.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse High Yield Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class A
Trading Symbol	RYILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$77	1.57%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -4.19%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macroeconomic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary.  On the ratings side, BB-rated holdings were a leading contributor to index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.19%	-1.10%	-2.05%	-3.98%
Class A (with sales charge)‡	-8.74%	-5.79%	-3.00%	-4.44%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 688,213
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$688,213
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse High Yield Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class C
Trading Symbol	RYIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$110	2.25%[2]

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -4.53%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to Index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.53%	-1.82%	-2.78%	-4.73%
Class C (with CDSC)§	-5.48%	-2.80%	-2.78%	-4.73%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 688,213
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$688,213
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse High Yield Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class H
Trading Symbol	RYIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$78	1.58%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -4.14%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.15% for the same period.

What factors materially affected the fund's performance over the last six months?

High yield generated a positive total return for the reporting period. At the beginning of the reporting period, risk assets experienced some volatility due to macro-economic factors stemming from trade negotiations and tariffs. After the initial market shock of increased tariffs on trading partners, risk assets rebounded and generated positive total returns. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings were a leading contributor to Index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-4.14%	-1.20%	-2.06%	-3.89%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.15%	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 688,213
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$688,213
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	24.5%
Guggenheim Strategy Fund II	24.4%
Total	48.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$121	1.88%[2]

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 57.26%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	57.26%	50.40%	5.63%	11.33%
Class A (with sales charge)‡	49.79%	43.26%	4.60%	10.79%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,270,092
Holdings Count | shares	55
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$11,270,092
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	150%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification[3] (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	40.9%
Taiwan, Province of China	13.4%
China	13.4%
Cayman Islands	10.6%
India	8.4%
Brazil	5.9%
Republic of Korea	2.7%
Other	4.7%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$170	2.64%[2]

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	2.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 56.64%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	56.64%	49.27%	4.81%	10.48%
Class C (with CDSC)§	55.64%	48.27%	4.81%	10.48%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,270,092
Holdings Count | shares	55
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$11,270,092
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	150%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification[3] (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	40.9%
Taiwan, Province of China	13.4%
China	13.4%
Cayman Islands	10.6%
India	8.4%
Brazil	5.9%
Republic of Korea	2.7%
Other	4.7%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Emerging Markets 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$124	1.93%[2]

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 57.11%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	57.11%	50.19%	5.53%	11.27%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,270,092
Holdings Count | shares	55
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$11,270,092
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	150%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification[3] (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	40.9%
Taiwan, Province of China	13.4%
China	13.4%
Cayman Islands	10.6%
India	8.4%
Brazil	5.9%
Republic of Korea	2.7%
Other	4.7%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Alibaba Group Holding Ltd. ADR	8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.5%
HDFC Bank Ltd. ADR	2.7%
PDD Holdings, Inc. ADR	1.9%
ICICI Bank Ltd. ADR	1.7%
Infosys Ltd. ADR	1.3%
NetEase, Inc. ADR	1.2%
JD.com, Inc. ADR	1.1%
Trip.com Group Ltd. ADR	1.0%
Itau Unibanco Holding S.A. ADR	0.9%
Top 10 Total	29.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Emerging Markets 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	2.13%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -42.45%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-42.45%	-44.82%	-25.98%	-28.88%
Class A (with sales charge)‡	-45.18%	-47.44%	-26.70%	-29.23%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 105,785
Holdings Count | shares	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$105,785
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Emerging Markets 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$113	2.87%[2]

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -42.75%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-42.75%	-45.30%	-26.42%	-29.26%
Class C (with CDSC)§	-43.32%	-45.82%	-26.42%	-29.26%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 105,785
Holdings Count | shares	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$105,785
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Emerging Markets 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	2.13%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -42.50%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 29.47% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were semiconductors & semiconductor equipment, broadline retail, and metals & mining. Those that detracted the most from performance were oil, gas & consumable fuels, IT services, and banks. The holdings that contributed the most to the return of the underlying index were Taiwan Semiconductor Manufacturing Company Ltd. ADR, Alibaba Group Holding Ltd. ADR, and Gold Fields Ltd. ADR. Those that detracted the most were Infosys Ltd. ADR, JD.com Inc. ADR, and HDFC Bank Ltd. ADR. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the fair value of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-42.50%	-44.79%	-25.75%	-28.76%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
S&P Emerging 50 ADR Index	29.47%	30.76%	9.16%	11.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 105,785
Holdings Count | shares	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$105,785
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class A
Trading Symbol	RYAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.59%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 9.40%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 12.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and information technology. The sector that detracted the most from performance was communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V. - Class G, Banco Santander S.A. ADR, and HSBC Holdings plc ADR. Those that detracted the most were Novo Nordisk A/S ADR, London Stock Exchange Group plc ADR, and Nestle S.A. ADR. The Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	9.40%	7.88%	11.94%	6.86%
Class A (with sales charge)‡	4.21%	2.76%	10.85%	6.35%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
STOXX Europe 50 Index	12.68%	12.46%	12.79%	8.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,054,746
Holdings Count | shares	57
Investment Company, Portfolio Turnover	840.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,054,746
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	840%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification[3] (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	45.0%
France	12.6%
United Kingdom	11.0%
Switzerland	9.7%
Germany	7.9%
Netherlands	5.5%
Spain	3.2%
Other	5.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class C
Trading Symbol	RYCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.37%[2]

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 8.99%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 12.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and information technology. The sector that detracted the most from performance was communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V. - Class G, Banco Santander S.A. ADR, and HSBC Holdings plc ADR. Those that detracted the most were Novo Nordisk A/S ADR, London Stock Exchange Group plc ADR, and Nestle S.A. ADR. The Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	8.99%	7.06%	10.93%	6.01%
Class C (with CDSC)§	7.99%	6.13%	10.93%	6.01%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
STOXX Europe 50 Index	12.68%	12.46%	12.79%	8.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,054,746
Holdings Count | shares	57
Investment Company, Portfolio Turnover	840.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,054,746
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	840%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification[3] (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	45.0%
France	12.6%
United Kingdom	11.0%
Switzerland	9.7%
Germany	7.9%
Netherlands	5.5%
Spain	3.2%
Other	5.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class H
Trading Symbol	RYEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.60%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 9.70%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 12.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and information technology. The sector that detracted the most from performance was communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V. - Class G, Banco Santander S.A. ADR, and HSBC Holdings plc ADR. Those that detracted the most were Novo Nordisk A/S ADR, London Stock Exchange Group plc ADR, and Nestle S.A. ADR. The Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	9.70%	8.22%	11.83%	6.84%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
STOXX Europe 50 Index	12.68%	12.46%	12.79%	8.19%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,054,746
Holdings Count | shares	57
Investment Company, Portfolio Turnover	840.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,054,746
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	840%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Country Diversification[3] (% of Total Investments) as of 9.30.25
Geographic Region	% of Net Assets
United States	45.0%
France	12.6%
United Kingdom	11.0%
Switzerland	9.7%
Germany	7.9%
Netherlands	5.5%
Spain	3.2%
Other	5.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

Guggenheim Ultra Short Duration Fund — Institutional Class	3.5%
Guggenheim Strategy Fund II	3.3%
ASML Holding N.V. — Class G	3.1%
SAP SE ADR	2.2%
Novartis AG ADR	2.0%
HSBC Holdings plc ADR	2.0%
AstraZeneca plc ADR	1.9%
Nestle S.A. ADR	1.9%
Roche Holding AG ADR	1.9%
Shell plc ADR	1.7%
Top 10 Total	23.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Japan 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$97	1.54%[2]

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 51.72%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 28.00% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and industrials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were SoftBank Group Corp., Advantest Corp., and Tokyo Electron, Ltd. Those that detracted the most were Terumo Corporation, Trend Micro Inc., and Seiko Epson Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	51.72%	19.06%	5.93%	9.85%
Class A (with sales charge)‡	44.51%	13.40%	4.90%	9.32%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
Nikkei-225 Stock Average Index	28.00%	14.79%	6.72%	7.67%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,988,400
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,988,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Japan 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$142	2.26%[2]

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 51.18%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 28.00% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and industrials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were SoftBank Group Corp., Advantest Corp., and Tokyo Electron, Ltd. Those that detracted the most were Terumo Corporation, Trend Micro Inc., and Seiko Epson Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	51.18%	18.12%	5.12%	9.02%
Class C (with CDSC)§	50.18%	17.12%	5.12%	9.02%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
Nikkei-225 Stock Average Index	28.00%	14.79%	6.72%	7.67%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,988,400
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,988,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Japan 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$97	1.54%[2]

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 51.72%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 16.23% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 28.00% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and industrials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were SoftBank Group Corp., Advantest Corp., and Tokyo Electron, Ltd. Those that detracted the most were Terumo Corporation, Trend Micro Inc., and Seiko Epson Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	51.72%	19.07%	5.93%	9.89%
MSCI World ex US Index	16.23%	13.17%	8.79%	5.62%
Nikkei-225 Stock Average Index	28.00%	14.79%	6.72%	7.67%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,988,400
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,988,400
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$91	1.90%[2]

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned -9.65%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-9.65%	-1.28%	4.13%	2.06%
Class A (with sales charge)‡	-13.94%	-5.97%	3.12%	1.56%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,458,423
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$3,458,423
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.62%[2]

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned -10.73%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-10.73%	-2.03%	3.35%	1.30%
Class C (with CDSC)§	-11.62%	-2.97%	3.35%	1.30%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,458,423
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$3,458,423
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.88%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned -9.65%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	-9.65%	-1.29%	4.13%	2.06%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,458,423
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$3,458,423
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$101	1.91%[2]

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class A shares) returned 11.57%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	11.57%	3.82%	-3.98%	-3.35%
Class A (with sales charge)‡	6.28%	-1.11%	-4.91%	-3.82%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,381,850
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,381,850
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$140	2.64%[2]

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class C shares) returned 11.15%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	11.15%	2.89%	-4.76%	-4.11%
Class C (with CDSC)§	10.15%	1.91%	-4.76%	-4.11%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,381,850
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,381,850
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$102	1.92%[2]

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Class H shares) returned 11.57%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 3.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -6.17% for the same period.

What factors materially affected the fund's performance over the last six months?

There were no components which positively contributed to the performance of the U.S. Dollar Index (the "Index") for the Reporting Period. The components that detracted from Index performance were the euro, British pound, and Swiss franc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
Class H	11.57%	3.81%	-3.98%	-3.35%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
U.S. Dollar Index	-6.17%	-2.98%	0.82%	0.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,381,850
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$1,381,850
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
U.S. Government Money Market Fund | Money Market Class
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Money Market Class
Trading Symbol	RYFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Money Market Class	$54	1.07%[2]

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2025 to September 30, 2025, the fund (Money Market Class shares) returned 1.66%.

What factors materially affected the fund's performance over the last six months?

During the reporting period, the U.S. Federal Reserve (the "Fed") lowered the federal funds target rate by 25 basis-points at the September meeting. It was noted in the September 2025 US Federal Open Market Committee ("FOMC") statement, that economic activity moderated in the first half of the year, job gains have slowed, and inflation has moved up and remains somewhat elevated. Also noted in the FOMC statement, uncertainty about the economic outlook remains elevated and downside risks to employment have risen. Current inflation and employment conditions have resulted in the market pricing in at least one 25 basis-point rate cut for the remainder of 2025.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	6 Month†	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	1.66%	3.45%	2.37%	1.41%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 259,060,196
Holdings Count | shares	20
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$259,060,196
Total Number of Portfolio Holdings	20

Holdings [Text Block]	What did the fund invest in? Holdings Diversification (Market Exposure as a % of Net Assets) as of 9.30.25
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.